CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional paid-in capital [Member]	Other Comprehensive Loss	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2018		$ 3,456	$ 72,888	$ (13)	$ (63,301)	$ 13,030
Beginning balance, shares at Dec. 31, 2018		5,330,684
Issuance of ordinary shares and warrants, in the 2019 registered direct offering, net of issuance expenses in an amount of $987	[1]	$ 1,927	4,584	0	0	6,511
Issuance of ordinary shares and warrants, in the 2019 registered direct offering, net of issuance expenses in an amount of $987	[1]	2,906,376
Exercise of warrants, net of issuance expenses in an amount of $22		$ 0	0	0	0	0
Exercise of warrants, net of issuance expenses in an amount of $22, shares		734
RSU vesting		$ 24	(24)			0
RSU vesting, shares		35,114
Share-based compensation		$ 0	516			516
Share-based compensation, shares		0
Change in fair values of cash flow hedge		$ 0	0	13	0	13
Net loss		0	0	0	(13,836)	(13,836)
Ending balance at Dec. 31, 2019		$ 5,407	77,964	0	(77,137)	6,234
Ending balance, shares at Dec. 31, 2019		8,272,908
Issuance of ordinary shares in private placement, net of issuance expenses in an amount of approximately $29		$ 1,894	2,837	0	0	4,731
Issuance of ordinary shares in private placement, net of issuance expenses in an amount of approximately $29, shares		2,720,178
Issuance of ordinary shares and warrants in the April - May 2020 Financings, net of issuance expenses in an amount of $1,361		$ 13,039	(2,900)	0	0	10,139
Issuance of ordinary shares and warrants in the April - May 2020 Financings, net of issuance expenses in an amount of $1,361, shares		19,166,670,000
Issuance of ordinary shares and warrants in the Warrant Exercise Transaction, net of issuance expenses in an amount of $920		$ 11,290	(2,578)	0	0	8,712
Issuance of ordinary shares and warrants in the Warrant Exercise Transaction, net of issuance expenses in an amount of $920, shares		16,054,223,000
RSU vesting		$ 16	(16)	0	0	0
RSU vesting, shares		25,204
Share-based compensation		$ 0	408			408
Share-based compensation, shares		0
Change in fair values of cash flow hedge						0
Net loss		$ 0	0	0	(13,846)	(13,846)
Ending balance at Dec. 31, 2020		$ 31,646	75,715	0	(90,983)	16,378
Ending balance, shares at Dec. 31, 2020		46,239,183
Exercise of warrants, net of issuance expenses in an amount of $22		$ 18,099	1,120	0	0	19,219
Exercise of warrants, net of issuance expenses in an amount of $22, shares		24,204,682
Issuance of ordinary shares and warrants in the June 2021 Registered Direct Offering, net of issuance expenses in an amount of $3,199		$ 19,011	12,790	0	0	31,801
Issuance of ordinary shares and warrants in the June 2021 Registered Direct Offering, net of issuance expenses in an amount of $3,199, shares		25,925,926
Option exercise		$ 5	(1)	0	0	$ 4
Option exercise, shares		7,000				7,000
RSU vesting		$ 26	$ (26)	0	0	$ 0
RSU vesting, shares		35,158
Share-based compensation				0	0	491
Share-based compensation, shares			491
Change in fair values of cash flow hedge						0
Net loss		$ 0	$ 0	0	(17,202)	(17,202)
Ending balance at Dec. 31, 2021		$ 68,787	$ 90,089	$ 0	$ (108,185)	$ 50,691
Ending balance, shares at Dec. 31, 2021		96,411,949

[1]	Includes pre-funded units to purchase 1,024,876 ordinary shares at a purchase price of $2.57 per pre-funded unit, issued in connection with the registered direct offering. See Note 10B(2)(k).